EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details)	3 Months Ended	12 Months Ended
	Apr. 06, 2021 shares	Dec. 31, 2020 shares shares	Dec. 31, 2019 shares	Dec. 31, 2017 shares	Apr. 07, 2021 shares
Disclosure Of Earnings Per Share [Abstract]
Number of warrants issued ( (in shares)		148,944			88,029
Number of share options outstanding in share-based payment arrangement (in shares)		50,106,488			48,588,625
Number of convertible bonds issued (in shares)		62,412,622			62,412,622
Number of shares and other instruments issued (in shares)		761,468,881			758,499,171
Number of shares reserved for issue under options and contracts for sale of shares (in shares)		118,531,119			121,500,829
Number of shares authorised (in shares)		880,000,000			880,000,000
Transactions with owners, equity, number of shares (in shares)	2,300,290	7,498,000	9,822,000	42,486,000
Number of shares issued, warrants (in shares)	(60,915)
Number of shares issued, options (in shares)	(1,217,500)
Number of shares issued, convertible bonds (in shares)	0
Number of shares and other instruments issued (in shares)	0
Number of shares issued, available for issue (in shares)	0
Number of shares issued, authorized share capital (in shares)	0
Number of shares, reserved (in shares)	168,105
Number of shares reserved, warrants (in shares)	0
Number of shares reserved, options (in shares)	(300,363)
Number of shares reserved, convertible bonds (in shares)	0
Number of shares and other instruments, reserved (in shares)	(2,969,710)
Number of shares reserved, available for issue (in shares)	2,969,710
Number of shares reserved, authorized share capital (in shares)	0
Number of shares outstanding		638,821,619	631,323,225		641,290,014